Note 12 - Deferred Share Units (Tables)	12 Months Ended
Nov. 30, 2016
Deferred Compensation Arrangements Disclosure [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity

	November 30, 2016		November 30, 2015		November 30, 2014
	$	shares	$	shares	$	shares

Additional paid in capital	31,628	16,741	29,056	10,993	20,807	5,968
Accrued liability	7,261	2,356	8,051	4,272	3,759	1,338